Significant Accounting Policies - Additional information (Detail)	12 Months Ended
Mar. 31, 2023 Segment $ / shares
Disclosure Of Significant Accounting Policies [Line Items]
Number of reportable segments | Segment	3
Ordinary Share [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Par value per share	$ 0.0005
Class B Shares [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Par value per share	$ 0.0005